Schedule of Investments(a)
March 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–73.85%
Aerospace & Defense–2.35%
AeroVironment, Inc., Conv., 0.00%, 07/15/2030(b)	$3,500,000	$3,433,500
BWX Technologies, Inc., Conv., 0.00%, 11/01/2030(b)(c)	6,250,000	6,487,500
Intuitive Machines, Inc., Conv., 2.50%, 10/01/2030(c)	1,000,000	1,765,500
TransDigm, Inc., 6.38%, 03/01/2029(c)	3,000,000	3,059,739
Voyager Technologies, Inc., Conv., 0.75%, 11/15/2030(c)	2,250,000	2,337,750
		17,083,989
Alternative Carriers–0.91%
AST SpaceMobile, Inc.,
Conv., 2.00%, 01/15/2036(c)	4,000,000	4,235,000
2.25%, 04/15/2036(c)	2,500,000	2,417,500
		6,652,500
Apparel Retail–0.91%
Burlington Stores, Inc., Conv., 1.25%, 12/15/2027	4,005,000	6,628,275
Application Software–2.55%
Cipher Digital, Inc., Conv., 0.00%, 10/01/2029(b)(c)(d)	4,000,000	4,468,734
IREN Ltd. (Australia), Series 33, Conv., 1.00%, 06/01/2033(c)	4,421,000	3,922,532
Strategy, Inc., Conv., 0.63%, 09/15/2028(d)	2,500,000	2,881,628
TeraWulf, Inc., Conv., 0.00%, 05/01/2032(b)(c)	7,050,000	7,299,666
		18,572,560
Automobile Manufacturers–1.67%
Ford Motor Credit Co. LLC, 7.35%, 11/04/2027	4,000,000	4,129,620
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	7,500,000	8,048,438
		12,178,058
Biotechnology–8.37%
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	2,500,000	3,210,000
Arrowhead Pharmaceuticals, Inc., Conv., 0.00%, 01/15/2032(b)	3,250,000	3,370,575
Ascendis Pharma A/S (Denmark), Conv., 2.25%, 04/01/2028	2,850,000	4,191,638
BridgeBio Pharma, Inc.,
Conv., 1.75%, 03/01/2031	4,507,000	7,654,013
0.75%, 02/01/2033(c)	3,000,000	2,979,600
CRISPR Therapeutics AG (Switzerland), Conv., 1.73%, 03/01/2031(c)	2,000,000	1,960,000
Cytokinetics, Inc., Conv., 1.75%, 10/01/2031(c)	5,000,000	6,384,375
Halozyme Therapeutics, Inc., Conv., 1.00%, 08/15/2028	6,500,000	8,333,000
	Principal Amount	Value
Biotechnology–(continued)
Ionis Pharmaceuticals, Inc., Conv., 0.00%, 12/01/2030(b)(c)	$8,700,000	$9,086,062
Jazz Investments I Ltd., Conv., 3.13%, 09/15/2030	7,325,000	10,390,512
Mirum Pharmaceuticals, Inc., Conv., 4.00%, 05/01/2029	1,100,000	3,291,200
		60,850,975
Broadline Retail–1.15%
Alibaba Group Holding Ltd. (China), Conv., 0.50%, 06/01/2029(d)	6,000,000	8,332,500
Coal & Consumable Fuels–1.41%
Centrus Energy Corp., Conv., 0.00%, 08/15/2032(b)(c)	7,000,000	7,439,250
Energy Fuels Inc., Conv., 0.75%, 11/01/2031(c)	2,375,000	2,787,063
		10,226,313
Communications Equipment–4.66%
Lumentum Holdings, Inc., Conv., 0.38%, 03/15/2032(c)	8,800,000	33,919,831
Construction & Engineering–1.36%
Fluor Corp., Conv., 1.13%, 08/15/2029	4,000,000	4,941,000
Granite Construction, Inc., Conv., 3.25%, 06/15/2030	3,000,000	4,946,250
		9,887,250
Consumer Finance–0.86%
SoFi Technologies, Inc., Conv., 1.25%, 03/15/2029(c)	2,100,000	3,824,415
Upstart Holdings, Inc., Conv., 2.00%, 10/01/2029	2,500,000	2,449,000
		6,273,415
Diversified Metals & Mining–0.74%
MP Materials Corp., Conv., 3.00%, 03/01/2030(c)	2,250,000	5,366,250
Diversified REITs–0.36%
Digital Realty Trust L.P., Conv., 1.88%, 11/15/2029(c)	2,500,000	2,652,826
Electric Utilities–4.07%
FirstEnergy Corp., Conv., 3.88%, 01/15/2031(c)	3,000,000	3,462,000
PPL Capital Funding, Inc., Conv., 3.00%, 12/01/2030(c)	10,500,000	10,983,000
Southern Co. (The), Conv., 4.50%, 06/15/2027	10,000,000	11,120,428
Vistra Operations Co. LLC, 5.63%, 02/15/2027(c)	4,000,000	4,001,797
		29,567,225
Electronic Equipment & Instruments–2.61%
Advanced Energy Industries, Inc., Conv., 2.50%, 09/15/2028	2,000,000	4,812,600
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Electronic Equipment & Instruments–(continued)
Itron, Inc., Conv., 0.00%, 03/15/2032(b)(c)	$6,000,000	$5,710,500
Mirion Technologies, Inc., Conv., 0.25%, 06/01/2030(c)	4,500,000	4,897,125
OSI Systems, Inc.,
Conv., 2.25%, 08/01/2029	1,000,000	1,535,250
0.50%, 02/01/2031(c)	2,000,000	2,046,000
		19,001,475
Environmental & Facilities Services–0.14%
Tetra Tech, Inc., Conv., 2.25%, 08/15/2028	1,000,000	1,049,150
Financial Exchanges & Data–0.26%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	2,000,000	1,860,500
Food Distributors–0.20%
Chefs’ Warehouse, Inc. (The), Conv., 2.38%, 12/15/2028	1,000,000	1,479,000
Gas Utilities–0.50%
UGI Corp., Conv., 5.00%, 06/01/2028	2,600,000	3,653,650
Health Care Equipment–1.16%
Alphatec Holdings, Inc., Conv., 0.75%, 03/15/2030	2,000,000	2,057,400
IRhythm Holdings, Inc., Conv., 1.50%, 09/01/2029	3,475,000	3,808,600
TransMedics Group, Inc., Conv., 1.50%, 06/01/2028	2,000,000	2,592,900
		8,458,900
Health Care REITs–1.78%
Welltower OP LLC, Conv., 3.13%, 07/15/2029(c)	8,175,000	12,959,810
Health Care Services–0.83%
Guardant Health, Inc., Conv., 0.00%, 05/15/2033(b)(c)	5,625,000	6,000,978
Health Care Supplies–0.44%
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(c)	3,000,000	3,214,500
Heavy Electrical Equipment–1.54%
Bloom Energy Corp., Conv., 0.00%, 11/15/2030(b)(c)	10,500,000	11,206,650
Homefurnishing Retail–0.48%
Wayfair, Inc., Conv., 3.50%, 11/15/2028	2,000,000	3,497,000
Hotels, Resorts & Cruise Lines–0.57%
Carnival Corp., 7.00%, 08/15/2029(c)	4,000,000	4,151,525
Housewares & Specialties–0.53%
Newell Brands, Inc., 6.38%, 05/15/2030	4,000,000	3,842,838
Industrial Machinery & Supplies & Components–0.30%
JBT Marel Corp., Conv., 0.38%, 09/15/2030(c)	2,250,000	2,185,875
Principal Amount		Value
Interactive Media & Services–1.70%
Match Group Holdings II LLC, 5.00%, 12/15/2027(c)	$3,500,000	$3,487,680
Snap, Inc., 6.88%, 03/01/2033(c)	9,400,000	8,883,848
		12,371,528
Internet Services & Infrastructure–6.45%
Akamai Technologies, Inc., Conv., 0.25%, 05/15/2031(c)(d)	9,550,000	13,243,462
Cloudflare, Inc., Conv., 0.00%, 06/15/2030(b)(c)	10,000,000	11,357,539
CoreWeave, Inc., Conv., 1.75%, 12/01/2031(c)	7,850,000	7,888,073
DigitalOcean Holdings, Inc., Conv., 0.00%, 08/15/2030(b)(c)	1,600,000	3,667,200
Snowflake, Inc., Conv., 0.00%, 10/01/2029(b)	8,750,000	10,724,000
		46,880,274
Investment Banking & Brokerage–0.75%
Galaxy Digital Holdings L.P., Conv., 2.50%, 12/01/2029(c)	4,750,000	5,447,844
Leisure Products–0.45%
Viking Cruises Ltd., 5.88%, 10/15/2033(c)	3,289,000	3,249,620
Life Sciences Tools & Services–0.39%
Tempus AI, Inc., Conv., 0.75%, 07/15/2030(c)	3,000,000	2,867,250
Marine Transportation–1.09%
NCL Corp. Ltd.,
Conv., 0.88%, 04/15/2030(c)	5,500,000	5,721,523
6.75%, 02/01/2032(c)	2,204,000	2,188,887
		7,910,410
Movies & Entertainment–1.99%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	2,000,000	2,312,000
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	8,000,000	12,172,000
		14,484,000
Multi-Utilities–2.16%
CenterPoint Energy, Inc., Conv., 3.00%, 08/01/2028(c)	6,000,000	6,342,890
CMS Energy Corp., Conv., 3.38%, 05/01/2028	3,900,000	4,411,875
WEC Energy Group, Inc., Conv., 4.38%, 06/01/2029	4,000,000	4,953,000
		15,707,765
Oil & Gas Equipment & Services–1.43%
Liberty Energy, Inc., Conv., 0.00%, 03/01/2031(b)(c)	5,000,000	5,482,500
Solaris Energy Infrastructure, Inc., Conv., 0.25%, 10/01/2031	3,900,000	4,889,625
		10,372,125
Oil & Gas Exploration & Production–0.32%
Crescent Energy Co., Conv., 2.75%, 03/15/2031(c)	2,000,000	2,301,000
Oil & Gas Refining & Marketing–0.53%
Sunoco L.P., 7.00%, 05/01/2029(c)	3,750,000	3,853,530
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal Amount	Value
Packaged Foods & Meats–0.45%
Post Holdings, Inc., Conv., 2.50%, 08/15/2027	$3,000,000	$3,253,500
Passenger Airlines–0.61%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(c)	2,700,000	2,686,960
Joby Aviation, Inc., Conv., 0.75%, 02/15/2032	2,000,000	1,718,750
		4,405,710
Passenger Ground Transportation–1.83%
Lyft, Inc., Conv., 0.00%, 09/15/2030(b)(c)	3,000,000	2,828,772
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	8,725,000	10,507,081
		13,335,853
Pharmaceuticals–1.15%
Ligand Pharmaceuticals, Inc., Conv., 0.75%, 10/01/2030(c)	2,250,000	2,727,000
Zoetis, Inc., Conv., 0.25%, 06/15/2029(c)	5,700,000	5,671,500
		8,398,500
Renewable Electricity–0.43%
Ormat Technologies, Inc., Series A, Conv., 1.50%, 03/15/2031(c)	3,000,000	3,122,850
Research & Consulting Services–0.50%
Planet Labs PBC, Conv., 0.50%, 10/15/2030(c)	1,450,000	3,652,188
Restaurants–0.57%
DoorDash, Inc., Conv., 0.00%, 05/15/2030(b)(c)	4,500,000	4,108,500
Semiconductor Materials & Equipment–1.98%
MKS, Inc., Conv., 1.25%, 06/01/2030	5,000,000	8,272,500
Nova Ltd. (Israel), Conv., 0.00%, 09/15/2030(b)(c)	2,250,000	3,468,223
Ultra Clean Holdings, Inc., Conv., 0.00%, 03/15/2031(b)(c)	2,500,000	2,654,375
		14,395,098
Semiconductors–1.14%
MACOM Technology Solutions Holdings, Inc., Conv., 0.00%, 12/15/2029(b)	2,000,000	2,922,000
ON Semiconductor Corp., Conv., 0.00%, 05/01/2027(b)	2,000,000	2,584,000
Semtech Corp., Conv., 0.00%, 10/15/2030(b)(c)	2,500,000	2,800,625
		8,306,625
Steel–1.06%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	4,000,000	4,123,416
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034(c)	3,646,000	3,565,488
		7,688,904
Systems Software–1.37%
Nebius Group N.V. (Netherlands), Conv., 2.75%, 09/15/2032(c)	9,500,000	9,941,750
Principal Amount		Value
Technology Hardware, Storage & Peripherals–1.48%
Western Digital Corp., Conv., 3.00%, 11/15/2028	$1,500,000	$10,742,925
Trading Companies & Distributors–0.44%
Air Lease Corp., Series D, 6.00%(e)(f)	3,318,000	3,210,619
Transaction & Payment Processing Services–0.87%
Block, Inc., 6.50%, 05/15/2032	6,300,000	6,361,463
Total U.S. Dollar Denominated Bonds & Notes (Cost $474,688,603)		537,123,649
Shares
Preferred Stocks–18.07%
Aerospace & Defense–3.17%
Boeing Co. (The), 6.00%, Conv. Pfd.	317,000	20,566,960
VSE Corp., 5.75%, Conv. Pfd.	50,000	2,515,000
		23,081,960
Asset Management & Custody Banks–0.94%
Ares Management Corp., 6.75%, Series B, Conv. Pfd.	100,000	3,618,000
KKR & Co., Inc., 6.25%, Series D, Conv. Pfd.	80,000	3,217,600
		6,835,600
Diversified Banks–2.85%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	17,371	20,698,589
Diversified Financial Services–0.49%
Apollo Global Management, Inc., 6.75%, Conv. Pfd.	60,800	3,554,368
Electric Utilities–3.48%
NextEra Energy, Inc., 7.30%, Conv. Pfd.	217,000	12,147,660
NextEra Energy, Inc., 7.38%, Conv. Pfd.	140,000	7,032,200
PG&E Corp., 6.00%, Series A, Conv. Pfd.	142,300	6,117,477
		25,297,337
Health Care Services–0.35%
BrightSpring Health Services, Inc., 6.75%, Conv. Pfd.	18,000	2,556,720
Household Appliances–0.56%
Whirlpool Corp., 8.50%, Series A, Conv. Pfd.	100,000	4,095,000
Life Sciences Tools & Services–0.39%
Bruker Corp., 6.38%, Conv. Pfd.	10,000	2,822,500
Semiconductors–0.69%
Microchip Technology, Inc., 7.50%, Conv. Pfd.	87,500	4,984,875
Specialty Chemicals–1.37%
Albemarle Corp., 7.25%, Conv. Pfd.	138,800	9,972,780
Systems Software–2.07%
Oracle Corp., 6.50%, Class D, Conv. Pfd.	335,000	15,078,350
Technology Hardware, Storage & Peripherals–1.05%
Hewlett Packard Enterprise Co., 7.63%, Conv. Pfd.	118,000	7,612,180
Trading Companies & Distributors–0.43%
QXO, Inc., 5.50%, Conv. Pfd.	57,500	3,161,925
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Shares		Value
Transaction & Payment Processing Services–0.23%
Shift4 Payments, Inc., 6.00%, Conv. Pfd.	31,400	$1,684,296
Total Preferred Stocks (Cost $124,693,511)		131,436,480
Common Stocks & Other Equity Interests–1.37%
Communications Equipment–0.20%
Lumentum Holdings, Inc.(g)	2,000	1,405,520
Technology Hardware, Storage & Peripherals–1.17%
Western Digital Corp.	31,500	8,520,434
Total Common Stocks & Other Equity Interests (Cost $9,545,556)		9,925,954

Exchange-Traded Funds–0.25%
Invesco High Yield Systematic Bond ETF (Cost $1,873,310)(h)	83,000	1,831,238
Shares		Value
Money Market Funds–3.54%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(h)(i)	9,016,166	$9,016,166
Invesco Treasury Portfolio, Institutional Class, 3.56%(h)(i)	16,740,782	16,740,782
Total Money Market Funds (Cost $25,756,948)		25,756,948

Options Purchased–0.93%
(Cost $8,505,803)(j)		6,780,073
TOTAL INVESTMENTS IN SECURITIES–98.01% (Cost $645,063,731)		712,854,342
OTHER ASSETS LESS LIABILITIES—1.99%		14,479,815
NET ASSETS–100.00%		$727,334,157
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Zero coupon bond issued at a discount.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2026 was $316,424,430, which represented 43.50% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Non-income producing security.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2026	Dividend Income
Invesco High Yield Systematic Bond ETF	$1,880,365	$-	$-	$(49,127)	$-	$1,831,238	$30,325
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	6,186,987	29,679,035	(26,849,856)	-	-	9,016,166	58,947
Invesco Treasury Portfolio, Institutional Class	11,486,592	55,118,207	(49,864,017)	-	-	16,740,782	108,583
Total	$19,553,944	$84,797,242	$(76,713,873)	$(49,127)	$-	$27,588,186	$197,855

(i)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(j)	The table below details options purchased.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Lumentum Holdings Inc.	Call	01/15/2027	90	USD	800.00	USD	7,200,000	$1,876,500
Palo Alto Networks, Inc.	Call	12/18/2026	193	USD	165.00	USD	3,184,500	456,928
Seagate Technology Holdings Public Limited Company	Call	01/15/2027	121	USD	310.00	USD	3,751,000	1,706,100
Viavi Solutions Inc.	Call	01/15/2027	550	USD	35.00	USD	1,925,000	442,750
Western Digital Corporation	Call	09/18/2026	395	USD	300.00	USD	11,850,000	2,024,375
Total Exchange-Traded Equity Options Purchased								$6,506,653

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	07/17/2026	28	USD	6,960.00	USD	19,488,000	$273,420

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$537,123,649	$—	$537,123,649
Preferred Stocks	131,436,480	—	—	131,436,480
Common Stocks & Other Equity Interests	9,925,954	—	—	9,925,954
Exchange-Traded Funds	1,831,238	—	—	1,831,238
Money Market Funds	25,756,948	—	—	25,756,948
Options Purchased	6,780,073	—	—	6,780,073
Total Investments	$175,730,693	$537,123,649	$—	$712,854,342
Invesco Convertible Securities Fund